Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS II

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

BlackRock LifePath® Smart Beta 2065 Fund

Supplement dated June 2, 2020 to the Summary Prospectuses,

Prospectuses and Statement of Additional Information of the Funds,

each dated February 28, 2020

On May 13, 2020, the Board of Trustees of BlackRock Funds II (the “Trust”), on behalf of its series, BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund, BlackRock LifePath® Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund (each, a “Fund”), approved a proposal to close each Fund to new and subsequent investments and thereafter to liquidate each Fund. Accordingly, effective 4:00 p.m. (Eastern time) on August 31, 2020, the Funds will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about September 2, 2020 (the “Liquidation Date”), all of the assets of each Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, a Fund may deviate from its investment objective and principal investment strategies.

Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.

BLACKROCK LIFEPATH SMART BETA RETIREMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS II

BlackRock LifePath® Smart Beta Retirement Fund

Supplement dated June 2, 2020 to the Summary Prospectuses,

Prospectuses and Statement of Additional Information of the Funds,

each dated February 28, 2020

On May 13, 2020, the Board of Trustees of BlackRock Funds II (the “Trust”), on behalf of its series, BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund, BlackRock LifePath® Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund (each, a “Fund”), approved a proposal to close each Fund to new and subsequent investments and thereafter to liquidate each Fund. Accordingly, effective 4:00 p.m. (Eastern time) on August 31, 2020, the Funds will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about September 2, 2020 (the “Liquidation Date”), all of the assets of each Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, a Fund may deviate from its investment objective and principal investment strategies.

Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.

BLACKROCK LIFEPATH SMART BETA 2025 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS II

BlackRock LifePath® Smart Beta 2025 Fund

Supplement dated June 2, 2020 to the Summary Prospectuses,

Prospectuses and Statement of Additional Information of the Funds,

each dated February 28, 2020

On May 13, 2020, the Board of Trustees of BlackRock Funds II (the “Trust”), on behalf of its series, BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund, BlackRock LifePath® Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund (each, a “Fund”), approved a proposal to close each Fund to new and subsequent investments and thereafter to liquidate each Fund. Accordingly, effective 4:00 p.m. (Eastern time) on August 31, 2020, the Funds will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about September 2, 2020 (the “Liquidation Date”), all of the assets of each Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, a Fund may deviate from its investment objective and principal investment strategies.

Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.

BLACKROCK LIFEPATH SMART BETA 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS II

BlackRock LifePath® Smart Beta 2030 Fund

Supplement dated June 2, 2020 to the Summary Prospectuses,

Prospectuses and Statement of Additional Information of the Funds,

each dated February 28, 2020

On May 13, 2020, the Board of Trustees of BlackRock Funds II (the “Trust”), on behalf of its series, BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund, BlackRock LifePath® Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund (each, a “Fund”), approved a proposal to close each Fund to new and subsequent investments and thereafter to liquidate each Fund. Accordingly, effective 4:00 p.m. (Eastern time) on August 31, 2020, the Funds will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about September 2, 2020 (the “Liquidation Date”), all of the assets of each Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, a Fund may deviate from its investment objective and principal investment strategies.

Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.

BLACKROCK LIFEPATH SMART BETA 2035 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS II

BlackRock LifePath® Smart Beta 2035 Fund

Supplement dated June 2, 2020 to the Summary Prospectuses,

Prospectuses and Statement of Additional Information of the Funds,

each dated February 28, 2020

On May 13, 2020, the Board of Trustees of BlackRock Funds II (the “Trust”), on behalf of its series, BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund, BlackRock LifePath® Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund (each, a “Fund”), approved a proposal to close each Fund to new and subsequent investments and thereafter to liquidate each Fund. Accordingly, effective 4:00 p.m. (Eastern time) on August 31, 2020, the Funds will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about September 2, 2020 (the “Liquidation Date”), all of the assets of each Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, a Fund may deviate from its investment objective and principal investment strategies.

Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.

BLACKROCK LIFEPATH SMART BETA 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS II

BlackRock LifePath® Smart Beta 2040 Fund

Supplement dated June 2, 2020 to the Summary Prospectuses,

Prospectuses and Statement of Additional Information of the Funds,

each dated February 28, 2020

On May 13, 2020, the Board of Trustees of BlackRock Funds II (the “Trust”), on behalf of its series, BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund, BlackRock LifePath® Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund (each, a “Fund”), approved a proposal to close each Fund to new and subsequent investments and thereafter to liquidate each Fund. Accordingly, effective 4:00 p.m. (Eastern time) on August 31, 2020, the Funds will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about September 2, 2020 (the “Liquidation Date”), all of the assets of each Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, a Fund may deviate from its investment objective and principal investment strategies.

Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.

BLACKROCK LIFEPATH SMART BETA 2045 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS II

BlackRock LifePath® Smart Beta 2045 Fund

Supplement dated June 2, 2020 to the Summary Prospectuses,

Prospectuses and Statement of Additional Information of the Funds,

each dated February 28, 2020

On May 13, 2020, the Board of Trustees of BlackRock Funds II (the “Trust”), on behalf of its series, BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund, BlackRock LifePath® Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund (each, a “Fund”), approved a proposal to close each Fund to new and subsequent investments and thereafter to liquidate each Fund. Accordingly, effective 4:00 p.m. (Eastern time) on August 31, 2020, the Funds will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about September 2, 2020 (the “Liquidation Date”), all of the assets of each Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, a Fund may deviate from its investment objective and principal investment strategies.

Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.

BLACKROCK LIFEPATH SMART BETA 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS II

BlackRock LifePath® Smart Beta 2050 Fund

Supplement dated June 2, 2020 to the Summary Prospectuses,

Prospectuses and Statement of Additional Information of the Funds,

each dated February 28, 2020

On May 13, 2020, the Board of Trustees of BlackRock Funds II (the “Trust”), on behalf of its series, BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund, BlackRock LifePath® Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund (each, a “Fund”), approved a proposal to close each Fund to new and subsequent investments and thereafter to liquidate each Fund. Accordingly, effective 4:00 p.m. (Eastern time) on August 31, 2020, the Funds will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about September 2, 2020 (the “Liquidation Date”), all of the assets of each Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, a Fund may deviate from its investment objective and principal investment strategies.

Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.

BLACKROCK LIFEPATH SMART BETA 2055 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS II

BlackRock LifePath® Smart Beta 2055 Fund

Supplement dated June 2, 2020 to the Summary Prospectuses,

Prospectuses and Statement of Additional Information of the Funds,

each dated February 28, 2020

On May 13, 2020, the Board of Trustees of BlackRock Funds II (the “Trust”), on behalf of its series, BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund, BlackRock LifePath® Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund (each, a “Fund”), approved a proposal to close each Fund to new and subsequent investments and thereafter to liquidate each Fund. Accordingly, effective 4:00 p.m. (Eastern time) on August 31, 2020, the Funds will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about September 2, 2020 (the “Liquidation Date”), all of the assets of each Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, a Fund may deviate from its investment objective and principal investment strategies.

Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.

BLACKROCK LIFEPATH SMART BETA 2060 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS II

BlackRock LifePath® Smart Beta 2060 Fund

Supplement dated June 2, 2020 to the Summary Prospectuses,

Prospectuses and Statement of Additional Information of the Funds,

each dated February 28, 2020

On May 13, 2020, the Board of Trustees of BlackRock Funds II (the “Trust”), on behalf of its series, BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund, BlackRock LifePath® Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund (each, a “Fund”), approved a proposal to close each Fund to new and subsequent investments and thereafter to liquidate each Fund. Accordingly, effective 4:00 p.m. (Eastern time) on August 31, 2020, the Funds will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about September 2, 2020 (the “Liquidation Date”), all of the assets of each Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, a Fund may deviate from its investment objective and principal investment strategies.

Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.

BlackRock LifePath Smart Beta 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS II

BlackRock LifePath® Smart Beta 2065 Fund

Supplement dated June 2, 2020 to the Summary Prospectuses,

Prospectuses and Statement of Additional Information of the Funds,

each dated February 28, 2020

On May 13, 2020, the Board of Trustees of BlackRock Funds II (the “Trust”), on behalf of its series, BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund, BlackRock LifePath® Smart Beta 2060 Fund and BlackRock LifePath® Smart Beta 2065 Fund (each, a “Fund”), approved a proposal to close each Fund to new and subsequent investments and thereafter to liquidate each Fund. Accordingly, effective 4:00 p.m. (Eastern time) on August 31, 2020, the Funds will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about September 2, 2020 (the “Liquidation Date”), all of the assets of each Fund will have been liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and each Fund will then be terminated as a series of the Trust. Shareholders may redeem their Fund shares or exchange their shares into shares of another mutual fund advised by BlackRock Advisors, LLC or its affiliates at any time prior to the Liquidation Date. In preparation for the liquidation, a Fund may deviate from its investment objective and principal investment strategies.

Shareholders should consult their personal tax advisers concerning their tax situation and the impact of the liquidation and/or exchanging to a different fund on their tax situation.